Segment Information (Property, Plant and Equipment, by Geographic Area) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Long-Lived Assets by Geographic Area
Property, plant and equipment, net	$ 395,299	$ 369,687
United States
Schedule of Long-Lived Assets by Geographic Area
Property, plant and equipment, net	226,587	202,713
Central and South America
Schedule of Long-Lived Assets by Geographic Area
Property, plant and equipment, net	142,573	133,072
Other International
Schedule of Long-Lived Assets by Geographic Area
Property, plant and equipment, net	$ 26,139	$ 33,902